PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
PROPERTY AND EQUIPMENT, NET
Subtotal	$ 32,722,289	$ 31,203,931
Less: accumulated depreciation	(24,112,010)	(22,060,348)
Property and equipment, net	8,610,279	9,143,583
Depreciation expense	1,135,383	1,077,376	$ 1,172,644
Prepayments for property and equipment	660,569	634,442
Property received and accepted out of Prepayments	660,569	634,442
Property and Buildings
PROPERTY AND EQUIPMENT, NET
Subtotal	13,518,768	12,889,450
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Subtotal	18,774,867	17,833,560
Automobiles
PROPERTY AND EQUIPMENT, NET
Subtotal	235,360	285,747
Office and electric equipment
PROPERTY AND EQUIPMENT, NET
Subtotal	$ 193,294	$ 195,174